Significant Accounting Policies - Foreign currency translation, Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Foreign currency gain	$ 331	$ 75	$ 1
Foreign currency loss	$ 74	$ 16	$ 893